(Loss) Income per Share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings per share [Abstract]
Schedule of (loss) income per share [Table Text Block]

	Year ended March 31, 2023	Year ended March 31, 2022
Basic weighted average number of common shares outstanding	82,871,284	77,715,890
Effect of dilutive stock options and warrants	-	2,368,516
Effect of convertible loan	-	4,723,923
Diluted weighted average common shares outstanding	82,871,284	84,808,329